497(e)
                                                                      333-104156

SUPPLEMENT DATED AUGUST 15, 2008 TO
PROSPECTUSES DATED MAY 1, 2008 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

ISSUED BY:


MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2008, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


DEADLINE TO SUBMIT RATINGS CHANGES

Please note the following information is to be read in conjunction with the section "Future (2009 or later) increases in benefits or coverage, addition of riders or certain other policy changes":

IRS Notice 2004-61 as modified by Notice 2006-95 would not require changes in 2009 to policies issued on the 1980 CSO to become subject to the new 2001 CSO tables if the change is pursuant to the terms of the policy. However, certain transactions such as rating changes which include a change from tobacco user to non-tobacco user status or a reduction in rating from substandard class to standard class or the reduction or removal of a flat extra charge prior to its expiry date that are not stipulated in the policy were not addressed by the Notice. There is no assurance as to whether the IRS will provide guidance on these transactions or what any such guidance may provide. Based upon our current understanding of federal income tax requirements for the qualification of your policy as life insurance, the application and all requirements for a request for a rating change must be received in our administrative office sufficiently in advance to allow the necessary processing to be completed and for the change to become effective before January 1, 2009. Please contact our administrative office at 1-800-487-6669 for further information including possible changes to our current understanding of federal income tax requirements.









                                Copyright 2008.
                          MONY Life Insurance Company
                     MONY Life Insurance Company of America
                              All rights reserved.
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

MNYMLOA1                                                           140604 (8/08)
                                                                          x02182

MONY Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUSES FOR:
MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/FI Mid Cap Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/PIMCO Real Return Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.


FEE TABLE

The following is added under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2007 (as a percentage of average net assets)", replacing the information shown for the Portfolios listed above:

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------
                                       Management     12b-1       Other
 Portfolio Name                         Fees(1)     Fees(2)   Expenses(3)
---------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------
EQ/AllianceBernstein Value             0.59%           --      0.12%
EQ/BlackRock Basic Value Equity        0.55%         0.25%     0.13%
EQ/Calvert Socially Responsible(6)     0.65%         0.25%     0.23%
EQ/Capital Guardian Research           0.63%           --      0.13%



----------------------------------------------------------------------------------------------
                                        Acquired
                                        Fund Fees         Total          Fee          Net
                                           and           Annual        Waivers       Annual
                                        Expenses        Expenses       and/or       Expenses
                                         (Under-         (Before       Expense       (After
                                          lying          Expense     Reimburse-     Expense
 Portfolio Name                       Portfolios)(4)   Limitations)    ments(5)    Limitations)
-----------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                 --            0.71%          0.00%        0.71%
EQ/BlackRock Basic Value Equity            --            0.93%            --         0.93%
EQ/Calvert Socially Responsible(6)         --            1.13%          0.00%        1.13%
EQ/Capital Guardian Research               --            0.76%         (0.04)%       0.72%
------------------------------------------------------------------------------------------------


IF (SAR)                                                                x02192

--------------------------------------------------------------------------------
                                          Management     12b-1       Other
 Portfolio Name                            Fees(1)     Fees(2)   Expenses(3)
--------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond          0.60%         0.25%     0.16%
EQ/FI Mid Cap                              0.68%           --      0.13%
EQ/GAMCO Small Company Value               0.76%         0.25%     0.12%
EQ/International Growth                    0.85%         0.25%     0.27%
EQ/JPMorgan Core Bond                      0.43%           --      0.13%
EQ/Long Term Bond                          0.40%           --      0.13%
EQ/Montag & Caldwell Growth                0.75%         0.25%     0.15%
EQ/PIMCO Real Return                       0.55%         0.25%     0.14%
EQ/Short Duration Bond                     0.43%         0.25%     0.15%
EQ/Small Company Index                     0.25%           --      0.14%
EQ/T. Rowe Price Growth Stock              0.79%         0.25%     0.14%
EQ/Van Kampen Emerging Markets Equity      1.11%           --      0.28%
EQ/Van Kampen Mid Cap Growth               0.70%           --      0.15%
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                             Acquired
                                            Fund Fees         Total          Fee          Net
                                               and           Annual        Waivers       Annual
                                            Expenses        Expenses       and/or       Expenses
                                             (Under-         (Before       Expense       (After
                                              lying          Expense     Reimburse-     Expense
 Portfolio Name                          Portfolios)(4)   Limitations)    ments(5)    Limitations)
---------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond             --             1.01%          0.00%        1.01%
EQ/FI Mid Cap                                 --             0.81%          0.00%        0.81%
EQ/GAMCO Small Company Value                  --             1.13%            --         1.13%
EQ/International Growth                       --             1.37%            --         1.37%
EQ/JPMorgan Core Bond                         --             0.56%            --         0.56%
EQ/Long Term Bond                             --             0.53%            --         0.53%
EQ/Montag & Caldwell Growth                   --             1.15%          0.00%        1.15%
EQ/PIMCO Real Return                          --             0.94%          0.00%        0.94%
EQ/Short Duration Bond                        --             0.83%            --         0.83%
EQ/Small Company Index                        --             0.39%            --         0.39%
EQ/T. Rowe Price Growth Stock                 --             1.18%          0.00%        1.18%
EQ/Van Kampen Emerging Markets Equity         --             1.39%            --         1.39%
EQ/Van Kampen Mid Cap Growth                  --             0.85%          0.00%        0.85%
----------------------------------------------------------------------------------------------------

Notes:
(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.


(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
EQ/AllianceBernstein Value                                              0.63%
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                                             1.13%
--------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock                                           0.90%
--------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                                            0.84%
--------------------------------------------------------------------------------

(6) The table reflects the Portfolio expenses for the IB share class of EQ Advisors Trust for this Portfolio. If you own The MONYEquity Master or MONY Custom Equity Master, the 12b-1 fee listed in the table is not applicable to this Portfolio and your total Annual Expenses (Before Expense Limitations) and your Net Annual Expenses (After Expense Limitations) are lower.




Copyright 2008 MONY Life Insurance Company and MONY Life Insurance Company of
                         America. All rights reserved.

                          MONY Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

2